Income taxes (Details) - Schedule of effective rate of income tax differs from the statutory rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Effective Rate of Income Tax Differs from the Statutory Rate [Abstract]
Loss before income taxes	$ (41,469)	$ (162,186)	[1]
Statutory rate	26.50%	26.50%
Tax recovery at statutory rate	$ (10,989)	$ (42,979)
Mexican mining royalty	1,435	29
Impact of foreign tax rates	674	1,415
Non-deductible expenses	4,351	4,329
Losses not recognized	8,247	35,596
Income tax recovery	$ 3,718	$ (1,610)	[1]

[1]	Certain fiscal 2021 amounts were adjusted through changes in accounting policies (see Note 5)